Suppliers - Schedule of Suppliers (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Suppliers	R$ 3,017	R$ 2,832
Energy Purchased For Resale [Member]
IfrsStatementLineItems [Line Items]
Suppliers	1,250	1,162
Energy On Spot Market [Member]
IfrsStatementLineItems [Line Items]
Suppliers	135	110
Charges Energy Network [Member]
IfrsStatementLineItems [Line Items]
Suppliers	246	207
Itaipu Binacional [Member]
IfrsStatementLineItems [Line Items]
Suppliers	240	274
Gas Purchased For Resale [Member]
IfrsStatementLineItems [Line Items]
Suppliers	204	278
Materials And Services [Member]
IfrsStatementLineItems [Line Items]
Suppliers	R$ 942	R$ 801